SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based payment transaction
Share-based compensation expense	$ 109.2	$ 42.6
Restricted share plan
Share-based payment transaction
Share-based compensation expense	69.7	30.2
DSUs
Share-based payment transaction
Share-based compensation expense	36.1	9.6
ESPP
Share-based payment transaction
Share-based compensation expense	$ 3.4	$ 2.8